Initial Public Offering (Details) - $ / shares		12 Months Ended
	Nov. 20, 2018	Dec. 31, 2018
Initial Public Offering (Textual)
Number of shares issued in transaction		20,000,000
Initial Public Offering [Member]
Initial Public Offering (Textual)
Number of shares issued in transaction	20,000,000
Price per share (in dollars per share)	$ 10.00
Sale of stock, description of transaction	Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (see Note 7).
Exercise price of warrants (in dollars per share)	$ 11.50